Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MERIDIAN FUND INC
Entity Central Index Key	0000745467
Document Period End Date	Jun. 30, 2024
C000132293 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Legacy Class
Trading Symbol	MSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Legacy Class)	$126	1.23%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on nine of the ten days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages, which we are currently finding lower on the [small] capitalization spectrum.
  This process contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the healthcare and consumer discretionary sectors.
  Conversely, an underweight position and negative stock selection in the information technology sector detracted from relative returns, as the information technology sector was one of the better-performing sectors of the market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Legacy Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	4.33%	5.54%	8.04%	9.19%
Russell 2000® Growth Index	9.14%	6.17%	7.39%	7.66%
Russell 3000®	23.13%	14.14%	12.15%	12.58%
(1)	Inception date of Legacy Class is 12/16/13

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 441,206,126
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,479,951
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,206,126
Total number of portfolio holdings	106
Total advisory fee paid	$5,479,951
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%

C000132296 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Institutional Class)	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on nine of the ten days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages, which we are currently finding lower on the [small] capitalization spectrum.
  This process contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the healthcare and consumer discretionary sectors.
  Conversely, an underweight position and negative stock selection in the information technology sector detracted from relative returns, as the information technology sector was one of the better-performing sectors of the market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $1,000,000 made on December 24, 2014 for Institutional Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	4.45%	5.62%	0.00%	7.72%
Russell 2000® Growth Index	9.14%	6.17%	7.39%	7.66%
Russell 3000®	23.13%	14.14%	12.15%	12.58%
(1)	Inception date of Institutional Class is 12/24/14

Performance Inception Date	Dec. 24, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 441,206,126
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,479,951
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,206,126
Total number of portfolio holdings	106
Total advisory fee paid	$5,479,951
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%

C000132295 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class A
Trading Symbol	MSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class A)	$157	1.54%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on nine of the ten days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages, which we are currently finding lower on the [small] capitalization spectrum.
  This process contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the healthcare and consumer discretionary sectors.
  Conversely, an underweight position and negative stock selection in the information technology sector detracted from relative returns, as the information technology sector was one of the better-performing sectors of the market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Class A including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class A/(MSGAX))	4.04%	5.18%	7.69%	8.83%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (2)	(1.91)%	3.95%	7.05%	8.22%
Russell 2000® Growth Index	9.14%	6.17%	7.39%	7.66%
Russell 3000®	23.13%	14.14%	12.15%	12.58%
(1)	Inception date of Class A is 12/16/13
(2)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 441,206,126
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,479,951
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,206,126
Total number of portfolio holdings	106
Total advisory fee paid	$5,479,951
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%

C000156530 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class C
Trading Symbol	MSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class C)	$229	2.25%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on nine of the ten days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages, which we are currently finding lower on the [small] capitalization spectrum.
  This process contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the healthcare and consumer discretionary sectors.
  Conversely, an underweight position and negative stock selection in the information technology sector detracted from relative returns, as the information technology sector was one of the better-performing sectors of the market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2015 for Class C including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class C/(MSGCX))	3.35%	4.45%	0.00%	6.29%
Russell 2000® Growth Index	9.14%	6.17%	7.39%	7.66%
Russell 3000®	23.13%	14.14%	12.15%	12.58%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 441,206,126
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,479,951
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,206,126
Total number of portfolio holdings	106
Total advisory fee paid	$5,479,951
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%

C000132294 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Investor Class)	$130	1.27%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on nine of the ten days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages, which we are currently finding lower on the [small] capitalization spectrum.
  This process contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the healthcare and consumer discretionary sectors.
  Conversely, an underweight position and negative stock selection in the information technology sector detracted from relative returns, as the information technology sector was one of the better-performing sectors of the market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Investor Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	4.29%	5.46%	7.97%	9.12%
Russell 2000® Growth Index	9.14%	6.17%	7.39%	7.66%
Russell 3000®	23.13%	14.14%	12.15%	12.58%
(1)	Inception date of Investor Class is 12/16/13

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 441,206,126
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,479,951
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,206,126
Total number of portfolio holdings	106
Total advisory fee paid	$5,479,951
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cargurus, Inc.	2.9%
RB Global, Inc. (Canada)	2.9%
Turning Point Brands, Inc.	2.8%
ACV Auctions, Inc. Class A	2.7%
Smartsheet, Inc. Class A	2.6%
TransMedics Group, Inc.	2.6%
Merit Medical Systems, Inc.	2.5%
Mirion Technologies, Inc.	2.4%
PlayAGS, Inc.	2.3%
Stoneridge, Inc.	2.3%

C000003882 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Legacy Class
Trading Symbol	MERDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Legacy Class)	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on eight of the nine days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed [other investment strategies], creating a headwind to performance since the fund does not focus on those stocks.
  From a sector perspective, positive stock selection in the industrials and healthcare sectors aided returns.
  Conversely, negative stock selection in the consumer discretionary and communication services sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Legacy Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Legacy Class/(MERDX))	0.44%	4.64%	7.61%	11.46%
Russell 2500® Growth Index	9.02%	7.58%	8.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	11.67%
(1)	Inception date of Legacy Class is 08/01/84
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Aug. 01, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 1,147,064,640
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,757,215
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,147,064,640
Total number of portfolio holdings	89
Total advisory fee paid	$9,757,215
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%

C000132941 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Institutional Class
Trading Symbol	MRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Institutional Class)	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on eight of the nine days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed [other investment strategies], creating a headwind to performance since the fund does not focus on those stocks.
  From a sector perspective, positive stock selection in the industrials and healthcare sectors aided returns.
  Conversely, negative stock selection in the consumer discretionary and communication services sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $1,000,000 made on December 24, 2014 for Institutional Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Institutional Class/(MRRGX))	0.47%	4.68%	0.00%	7.17%
Russell 2500® Growth Index	9.02%	7.58%	8.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	11.67%
(1)	Inception date of Institutional Class is 12/24/14
(2)	Inception date of Institutional Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Dec. 24, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 1,147,064,640
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,757,215
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,147,064,640
Total number of portfolio holdings	89
Total advisory fee paid	$9,757,215
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%

C000132940 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class A
Trading Symbol	MRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class A)	$107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on eight of the nine days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed [other investment strategies], creating a headwind to performance since the fund does not focus on those stocks.
  From a sector perspective, positive stock selection in the industrials and healthcare sectors aided returns.
  Conversely, negative stock selection in the consumer discretionary and communication services sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Class A including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class A/(MRAGX))	0.25%	4.34%	7.22%	7.35%
Meridian Growth Fund (Class A/(MRAGX)) (2)	(5.64)%	3.11%	6.59%	6.75%
Russell 2500® Growth Index	9.02%	7.58%	8.77%	N/A(3)
Russell 3000®	23.13%	14.14%	12.15%	11.67%
(1)	Inception date of Class A is 11/15/13
(2)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
(3)	Inception date of Class A precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 1,147,064,640
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,757,215
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,147,064,640
Total number of portfolio holdings	89
Total advisory fee paid	$9,757,215
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%

C000156528 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class C
Trading Symbol	MRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class C)	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on eight of the nine days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed [other investment strategies], creating a headwind to performance since the fund does not focus on those stocks.
  From a sector perspective, positive stock selection in the industrials and healthcare sectors aided returns.
  Conversely, negative stock selection in the consumer discretionary and communication services sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2015 for Class C including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class C/(MRCGX))	(0.43)%	3.59%	0.00%	6.06%
Russell 2500® Growth Index	9.02%	7.58%	8.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	11.67%
(1)	Inception date of Class C is 07/01/15
(2)	Inception date of Class C precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 1,147,064,640
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,757,215
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,147,064,640
Total number of portfolio holdings	89
Total advisory fee paid	$9,757,215
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%

C000132939 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Investor Class
Trading Symbol	MRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Investor Class)	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The investment strategy’s emphasis on downside protection proved effective during the period, as the strategy outperformed on eight of the nine days on which the index declined 2% or more.
  Our investment process focuses on what we believe are high-quality companies with recurring revenue and sustainable competitive advantages.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed [other investment strategies], creating a headwind to performance since the fund does not focus on those stocks.
  From a sector perspective, positive stock selection in the industrials and healthcare sectors aided returns.
  Conversely, negative stock selection in the consumer discretionary and communication services sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Investor Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Investor Class/(MRIGX))	0.39%	4.59%	7.52%	7.65%
Russell 2500® Growth Index	9.02%	7.58%	8.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	11.67%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 1,147,064,640
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,757,215
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,147,064,640
Total number of portfolio holdings	89
Total advisory fee paid	$9,757,215
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RB Global, Inc. (Canada)	3.8%
Trimble, Inc.	3.3%
Ziff Davis, Inc.	3.1%
Churchill Downs, Inc.	3.0%
Cargurus, Inc.	3.0%
Sensata Technologies Holding Plc	2.9%
Euronet Worldwide, Inc.	2.8%
ACV Auctions, Inc. Class A	2.8%
STERIS Plc	2.8%
Smartsheet, Inc. Class A	2.7%

C000003883 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Legacy Class
Trading Symbol	MVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Legacy Class)	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  Experience has taught us that businesses with the potential for earnings growth and multiple expansion can be a powerful source of outperformance.
  As such, we employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the communication services and consumer discretionary sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Legacy Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Legacy Class/(MVALX))	3.02%	9.38%	9.28%	12.12%
Russell 2500® Index	10.47%	8.31%	7.99%	9.83%
Russell 2500® Value Index	11.24%	8.01%	6.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	10.34%
(1)	Inception date of Legacy Class is 02/10/94
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Feb. 10, 1994
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 564,747,899
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,824,218
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$564,747,899
Total number of portfolio holdings	75
Total advisory fee paid	$5,824,218
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%

C000132943 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class A
Trading Symbol	MFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class A)	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  Experience has taught us that businesses with the potential for earnings growth and multiple expansion can be a powerful source of outperformance.
  As such, we employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the communication services and consumer discretionary sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Class A including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class A/(MFCAX))	2.74%	9.05%	8.87%	9.02%
Meridian Contrarian Fund (Class A/(MFCAX)) (2)	(3.16)%	7.77%	8.23%	8.41%
Russell 2500® Index	10.47%	8.31%	7.99%	9.83%
Russell 2500® Value Index	11.24%	8.01%	6.77%	N/A(3)
Russell 3000®	23.13%	14.14%	12.15%	10.34%
(1)	Inception date of Class A is 11/15/13
(2)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
(3)	Inception date of Class A precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 564,747,899
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,824,218
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$564,747,899
Total number of portfolio holdings	75
Total advisory fee paid	$5,824,218
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%

C000156529 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class C
Trading Symbol	MFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class C)	$225	2.23%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  Experience has taught us that businesses with the potential for earnings growth and multiple expansion can be a powerful source of outperformance.
  As such, we employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the communication services and consumer discretionary sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2015 for Class C including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class C/(MFCCX))	1.93%	8.25%	0.00%	8.41%
Russell 2500® Index	10.47%	8.31%	7.99%	9.83%
Russell 2500® Value Index	11.24%	8.01%	6.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	10.34%
(1)	Inception date of Class C is 07/01/15
(2)	Inception date of Class C precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 564,747,899
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,824,218
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$564,747,899
Total number of portfolio holdings	75
Total advisory fee paid	$5,824,218
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%

C000132942 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Investor Class
Trading Symbol	MFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Investor Class)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Small cap stocks, while delivering a respectable 10% index return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  Experience has taught us that businesses with the potential for earnings growth and multiple expansion can be a powerful source of outperformance.
  As such, we employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the communication services and consumer discretionary sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Investor Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Investor Class/(MFCIX))	3.00%	9.33%	9.16%	9.30%
Russell 2500® Index	10.47%	8.31%	7.99%	9.83%
Russell 2500® Value Index	11.24%	8.01%	6.77%	N/A(2)
Russell 3000®	23.13%	14.14%	12.15%	10.34%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 564,747,899
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,824,218
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$564,747,899
Total number of portfolio holdings	75
Total advisory fee paid	$5,824,218
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc. Class A	3.7%
CACI International, Inc. Class A	3.6%
Brookfield Renewable Corp. Class A	3.2%
VICI Properties, Inc.	3.2%
Tenet Healthcare Corp.	3.0%
Axis Capital Holdings Ltd.	2.9%
SMART Global Holdings, Inc.	2.8%
Cameco Corp. (Canada)	2.6%
California Resources Corp.	2.6%
Perrigo Co. Plc	2.6%

C000003881 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Legacy Class
Trading Symbol	MEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Legacy Class)	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Large-cap growth companies’ index returned 33.5% while all large caps’ index returned 23.9%.
  At period end, approximately 40% of the portfolio was unhedged, with long-term capital growth the primary objective.
  The rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  The contracts we write are structured to allow our fundamental thesis to play out while the strategy gains valuable income and potential downside protection.
  Contributing positively to performance, were several names in the information technology sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Legacy Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	14.37%	11.21%	12.09%	9.84%
S&P 500® Index	24.56%	15.05%	12.86%	10.36%
CBOE S&P 500 Buy Write Index	8.91%	5.56%	5.77%	5.46%
(1)	Inception date of Legacy Class is 01/31/05

Performance Inception Date	Jan. 31, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 45,273,958
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 325,145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$45,273,958
Total number of portfolio holdings	113
Total advisory fee paid	$325,145
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%

C000132937 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class A
Trading Symbol	MRAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class A)	$164	1.53%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Large-cap growth companies’ index returned 33.5% while all large caps’ index returned 23.9%.
  At period end, approximately 40% of the portfolio was unhedged, with long-term capital growth the primary objective.
  The rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  The contracts we write are structured to allow our fundamental thesis to play out while the strategy gains valuable income and potential downside protection.
  Contributing positively to performance, were several names in the information technology sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Class A including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class A/(MRAEX))	14.09%	10.83%	11.72%	11.67%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (2)	7.51%	9.52%	11.06%	11.05%
S&P 500® Index	24.56%	15.05%	12.86%	10.36%
CBOE S&P 500 Buy Write Index	8.91%	5.56%	5.77%	5.46%
(1)	Inception date of Class A is 11/15/13
(2)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 45,273,958
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 325,145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$45,273,958
Total number of portfolio holdings	113
Total advisory fee paid	$325,145
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%

C000156527 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class C
Trading Symbol	MRCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class C)	$231	2.17%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Large-cap growth companies’ index returned 33.5% while all large caps’ index returned 23.9%.
  At period end, approximately 40% of the portfolio was unhedged, with long-term capital growth the primary objective.
  The rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  The contracts we write are structured to allow our fundamental thesis to play out while the strategy gains valuable income and potential downside protection.
  Contributing positively to performance, were several names in the information technology sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2015 for Class C including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class C/(MRCEX))	13.35%	10.36%	0.00%	12.04%
S&P 500® Index	24.56%	15.05%	12.86%	10.36%
CBOE S&P 500 Buy Write Index	8.91%	5.56%	5.77%	5.46%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 45,273,958
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 325,145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$45,273,958
Total number of portfolio holdings	113
Total advisory fee paid	$325,145
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%

C000132936 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	MRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-446-6662. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.arrowmarkpartners.com/meridian/.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	www.arrowmarkpartners.com/meridian/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Investor Class)	$137	1.28%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2024.
  In our view, resilient economic growth, a strong labor market, higher corporate earnings, and easing inflation gave investors the support they needed to look past higher interest rates and bid stocks higher.
  Large-cap growth companies’ index returned 33.5% while all large caps’ index returned 23.9%.
  At period end, approximately 40% of the portfolio was unhedged, with long-term capital growth the primary objective.
  The rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  The contracts we write are structured to allow our fundamental thesis to play out while the strategy gains valuable income and potential downside protection.
  Contributing positively to performance, were several names in the information technology sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
This chart assumes an initial investment of $10,000 made on July 1, 2014 for Investor Class including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	14.34%	11.17%	12.00%	11.96%
S&P 500® Index	24.56%	15.05%	12.86%	10.36%
CBOE S&P 500 Buy Write Index	8.91%	5.56%	5.77%	5.46%
(1)	Inception date of Investor Class is 11/15/13

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and do not reflect the imposition of a 2% redemption fee on shares held 60 days or less to deter market timers.
Updated Performance Information Location [Text Block]	To obtain a prospectus, please contact your investment representative or the Funds' transfer agent at 1-800-446-6662 or access our website at www.arrowmarkpartners.com/meridian/.
Net Assets	$ 45,273,958
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 325,145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$45,273,958
Total number of portfolio holdings	113
Total advisory fee paid	$325,145
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.8%
QUALCOMM, Inc.	5.4%
D.R. Horton, Inc.	4.2%
Live Nation Entertainment, Inc.	4.0%
Sally Beauty Holdings, Inc.	4.0%
Clear Secure, Inc. Class A	4.0%
MGM Resorts International	3.8%
Alibaba Group Holding Ltd. (China)	3.6%
Illumina, Inc.	3.5%
Charles Schwab Corp. (The)	3.2%